Segment Information	6 Months Ended
Mar. 31, 2025
Disclosure of operating segments [abstract]
Segment Information

5. SEGMENT INFORMATION

The Company’s operating segments are reported in a manner consistent with the internal reporting provided to and regularly reviewed by the chief operating decision maker (“CODM”), the Chief Executive Officer (“CEO”), and are aligned to the geographical hubs that the Company operates in: Americas; Europe, Middle East, and Africa (“EMEA”); and Asia Pacific ("APAC").

Prior to fiscal year 2025, the Company's four operating segments were Americas, Europe, ASPA, and MEAI, which were reported as three reportable segments - Americas, Europe and APMA. During the first quarter of the fiscal year 2025, the Company changed the structure of its internal organization to merge the Middle East and Africa regions with the Europe operating segment to create a new operating segment, EMEA, while India was merged with the ASPA operating segment to create the new operating segment, APAC, and therefore the MEAI operating segment ceased to exist. The change was due to the operational advantages and complementary benefits between the regions. No changes were made to the composition of the Americas operating segment. As a result, starting with fiscal year 2025, the Company has three operating as well as reportable segments - Americas, EMEA and APAC. Segment information for the three and six months ended March 31, 2024 has been conformed to the current period presentation.

Additionally, the Company continues to have Corporate / Other revenue and expenses, which primarily consists of non-core activities as well as other administrative costs that are not charged to the operating segments and foreign exchange gains and losses. The CODM uses the measure of adjusted EBITDA to assess operating segments’ performance to make decisions regarding the allocation of resources.

The adjustments to EBITDA relate to foreign exchange gains and losses, initial public offering ("IPO")-related costs and share-based compensation.

Assets and liabilities are neither reported nor reviewed by the CODM at the operating segment level.

	Three months ended March 31, 2025
	Americas	EMEA	APAC	Total Reportable Segments	Corporate / Other	Total
Revenue	312,524	212,845	47,820	573,189	1,141	574,330
Adjusted EBITDA	112,859	81,057	17,308	211,224	(11,159)	200,065
Foreign exchange gain						2,570
EBITDA						202,635
Depreciation and amortization						(27,312)
Finance cost, net						(25,612)
Profit before tax						149,711

	Three months ended March 31, 2024
	Americas	EMEA	APAC	Total Reportable Segments	Corporate / Other	Total
Revenue	254,046	189,519	36,732	480,297	947	481,244
Adjusted EBITDA	93,098	62,689	9,996	165,783	(3,487)	162,296
Foreign exchange loss						(5,483)
IPO-related costs						(166)
EBITDA						156,647
Depreciation and amortization						(24,136)
Finance cost, net						(27,389)
Profit before tax						105,122

	Six months ended March 31, 2025
	Americas	EMEA	APAC	Total Reportable Segments	Corporate / Other	Total
Revenue	523,224	315,604	94,923	933,751	2,298	936,049
Adjusted EBITDA	179,251	107,848	31,509	318,608	(16,450)	302,158
Foreign exchange loss						(9,301)
EBITDA						292,857
Depreciation and amortization						(53,504)
Finance cost, net						(50,390)
Profit before tax						188,963

	Six months ended March 31, 2024
	Americas	EMEA	APAC	Total Reportable Segments	Corporate / Other	Total
Revenue	435,499	277,047	68,816	781,362	2,806	784,168
Adjusted EBITDA	144,651	87,155	20,851	252,657	(9,005)	243,652
Foreign exchange loss						(17,138)
IPO-related costs						(7,459)
Share-based compensation expenses						(3,591)
EBITDA						215,464
Depreciation and amortization						(47,384)
Finance cost, net						(63,439)
Profit before tax						104,641